Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Earnings per ordinary share - diluted	$ 0.05	$ 0.01
Weighted average shares - diluted	36,250,054	36,250,054